Tax - Schedule of effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 3,048	£ 3,590	£ 3,441
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2023: 19%; 2022: 19%)	762	682	654
Adjustments in respect of prior years	(9)	2	(33)
Expenses not deductible for tax purposes	155	92	47
Non-taxable income	(43)	(75)	(49)
Adjustment in respect of foreign tax rates	(20)	147	170
Deferred tax impact of change in UK tax rate	0	66	501
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(9)	(27)	(17)
Other	(5)	(11)	(15)
Total tax charge from continuing operations	£ 831	£ 876	£ 1,258
Effective tax rate – continuing operations	27.30%	24.40%	36.60%